Components of Income Before Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Income Before Income Tax [Line Items]
Ireland			$ 7,561	$ 6,549
Foreign			1,754	(2,815)
Income before income taxes	$ 12,947	$ 1,091	$ 9,315	$ 3,734	$ 694